Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 5,333	$ 4,649
Allowance for credit losses	(369)	(380)
Accounts receivable from shareholders	14,063	8,107
Accounts receivable from other related parties	2,610	549
Accounts receivable from underwriters, promoters, and employees	59	7
Other accounts receivable	10	12
Total accounts receivable, net of allowance for credit losses	$ 21,706	$ 12,944